Innovator Equity Managed 100 Buffer ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 92.5%		Shares	Value
Advertising - 0.1%
Trade Desk, Inc. - Class A (a)		436	$37,915

Aerospace/Defense - 1.9%
Boeing Co. (a)		609	135,101
General Electric Co.		812	220,117
HEICO Corp.		174	56,863
HEICO Corp. - Class A		174	44,908
Lockheed Martin Corp.		290	122,084
Northrop Grumman Corp.		204	117,628
			696,701

Agriculture - 0.6%
Philip Morris International, Inc.		1,277	209,492

Airlines - 0.2%
Delta Air Lines, Inc.		1,161	61,777

Apparel - 0.3%
NIKE, Inc. - Class B		1,334	99,636

Auto Manufacturers - 1.7%
Ford Motor Co.		5,916	65,490
Tesla, Inc. (a)		1,827	563,209
			628,699

Banks - 4.4%
Bank of America Corp.		6,032	285,133
Bank of New York Mellon Corp.		1,335	135,436
Citizens Financial Group, Inc.		2,233	106,559
Huntington Bancshares, Inc.		5,974	98,153
JPMorgan Chase & Co.		2,065	611,735
Morgan Stanley		783	111,546
Northern Trust Corp.		762	99,060
Regions Financial Corp.		4,205	106,513
State Street Corp.		819	91,523
			1,645,658

Beverages - 0.8%
Brown-Forman Corp. - Class A		609	17,442
Brown-Forman Corp. - Class B		986	28,446
Coca-Cola Co.		3,634	246,712
			292,600

Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. (a)		124	48,638
BioMarin Pharmaceutical, Inc. (a)		551	31,875
Gilead Sciences, Inc.		1,189	133,513
Illumina, Inc. (a)		377	38,722
Royalty Pharma PLC - Class A		494	18,179
Vertex Pharmaceuticals, Inc. (a)		261	119,243
			390,170

Building Materials - 0.6%
CRH PLC		986	94,114
Trane Technologies PLC		294	128,795
			222,909

Chemicals - 0.8%
Dow, Inc.		3,225	75,110
LyondellBasell Industries - Class A		1,508	87,358
PPG Industries, Inc.		841	88,726
Westlake Corp.		493	39,095
			290,289

Commercial Services - 1.0%
Block, Inc. (a)		522	40,330
Booz Allen Hamilton Holding Corp.		324	34,775
Moody's Corp.		261	134,605
Toast, Inc. - Class A (a)		609	29,744
TransUnion		406	38,647
Verisk Analytics, Inc.		320	89,187
			367,288

Computers - 6.8%
Amdocs Ltd.		609	51,984
Apple, Inc.		9,633	1,999,522
Crowdstrike Holdings, Inc. - Class A (a)		204	92,732
International Business Machines Corp.		783	198,216
NetApp, Inc.		473	49,254
Okta, Inc. (a)		203	19,853
Pure Storage, Inc. - Class A (a)		580	34,522
Super Micro Computer, Inc. (a)		435	25,652
Zscaler, Inc. (a)		145	41,406
			2,513,141

Cosmetics/Personal Care - 0.8%
Procter & Gamble Co.		1,972	296,727

Distribution/Wholesale - 0.1%
Watsco, Inc.		87	39,227

Diversified Financial Services - 4.3%
American Express Co.		615	184,076
Ares Management Corp. - Class A		435	80,705
Blue Owl Capital, Inc. - Class A		1,798	34,791
Charles Schwab Corp.		1,479	144,543
Coinbase Global, Inc. - Class A (a)		174	65,730
Interactive Brokers Group, Inc. - Class A		696	45,630
LPL Financial Holdings, Inc.		116	45,905
Mastercard, Inc. - Class A		646	365,940
Nasdaq, Inc.		1,219	117,292
Rocket Cos., Inc. - Class A		870	12,850
TPG, Inc.		319	18,205
Tradeweb Markets, Inc. - Class A		232	32,143
Visa, Inc. - Class A		1,334	460,857
			1,608,667

Electric - 2.1%
Alliant Energy Corp.		928	60,329
Ameren Corp.		668	67,555
CMS Energy Corp.		1,312	96,826
Constellation Energy Corp.		211	73,394
DTE Energy Co.		696	96,333
Evergy, Inc.		1,400	99,120
FirstEnergy Corp.		2,002	85,505
PPL Corp.		2,879	102,752
WEC Energy Group, Inc.		900	98,172
			779,986

Electronics - 1.1%
Fortive Corp.		957	45,869
Honeywell International, Inc.		755	167,874
Hubbell, Inc.		145	63,435
Ralliant Corp. (a)		319	14,585
TE Connectivity PLC		668	137,441
			429,204

Engineering & Construction - 0.2%
EMCOR Group, Inc.		116	72,789

Entertainment - 0.4%
DraftKings, Inc. - Class A (a)		754	33,960
Flutter Entertainment PLC (a)		204	61,661
Live Nation Entertainment, Inc. (a)		261	38,550
Warner Music Group Corp. - Class A		701	20,511
			154,682

Environmental Control - 0.6%
Republic Services, Inc.		435	100,333
Waste Management, Inc.		580	132,913
			233,246

Food - 0.6%
Conagra Brands, Inc.		2,407	43,952
General Mills, Inc.		1,741	85,274
Kraft Heinz Co.		3,278	90,014
			219,240

Gas - 0.2%
NiSource, Inc.		2,205	93,602

Healthcare-Products - 1.9%
Abbott Laboratories		1,685	212,630
Danaher Corp.		645	127,168
Edwards Lifesciences Corp. (a)		696	55,200
Hologic, Inc. (a)		1,131	75,574
Intuitive Surgical, Inc. (a)		348	167,419
Natera, Inc. (a)		152	20,316
STERIS PLC		291	65,909
			724,216

Healthcare-Services - 0.5%
Molina Healthcare, Inc. (a)		92	14,524
UnitedHealth Group, Inc.		760	189,666
			204,190

Home Builders - 0.2%
PulteGroup, Inc.		667	75,318

Household Products/Wares - 0.3%
Avery Dennison Corp.		378	63,417
Clorox Co.		319	40,054
			103,471

Insurance - 3.2%
American International Group, Inc.		1,276	99,056
Berkshire Hathaway, Inc. - Class B (a)		1,019	480,846
Brown & Brown, Inc.		813	74,284
Everest Group Ltd.		145	48,691
Hartford Insurance Group, Inc.		783	97,397
Loews Corp.		989	89,544
Markel Group, Inc. (a)		7	14,058
MetLife, Inc.		1,365	103,672
Progressive Corp.		580	140,383
Ryan Specialty Holdings, Inc.		436	26,679
			1,174,610

Internet - 13.3%
Alphabet, Inc. - Class A		3,973	762,419
Alphabet, Inc. - Class C		3,480	671,153
Amazon.com, Inc. (a)		6,380	1,493,622
Coupang, Inc. (a)		1,218	35,846
MercadoLibre, Inc. (a)		30	71,217
Meta Platforms, Inc. - Class A		1,422	1,099,832
Netflix, Inc. (a)		291	337,385
Palo Alto Networks, Inc. (a)		609	105,722
Pinterest, Inc. - Class A (a)		986	38,059
Reddit, Inc. - Class A (a)		87	13,971
Robinhood Markets, Inc. - Class A (a)		696	71,723
Snap, Inc. - Class A (a)		1,247	11,759
Spotify Technology SA (a)		117	73,305
Uber Technologies, Inc. (a)		1,653	145,051
			4,931,064

Iron/Steel - 0.2%
Reliance, Inc.		204	59,186

Lodging - 0.6%
Hilton Worldwide Holdings, Inc.		469	125,730
Marriott International, Inc. - Class A		435	114,766
			240,496

Machinery-Construction & Mining - 1.2%
Caterpillar, Inc.		522	228,647
GE Vernova, Inc.		211	139,321
Vertiv Holdings Co. - Class A		435	63,336
			431,304

Machinery-Diversified - 0.5%
Dover Corp.		469	84,955
Westinghouse Air Brake Technologies Corp.		464	89,111
			174,066

Management of Companies and Enterprises - 0.0%(b)
VIKING HOLDINGS Ltd. (a)		349	20,493

Media - 0.5%
Walt Disney Co.		1,421	169,255

Mining - 0.2%
Anglogold Ashanti PLC		644	29,785
Southern Copper Corp.		522	49,151
			78,936

Miscellaneous Manufacturing - 0.5%
Carlisle Cos., Inc.		116	41,146
Illinois Tool Works, Inc.		502	128,497
			169,643

Oil & Gas - 2.1%
Chevron Corp.		772	117,066
Devon Energy Corp.		2,762	91,754
Exxon Mobil Corp.		3,576	399,225
Occidental Petroleum Corp.		2,291	100,666
Valero Energy Corp.		609	83,622
			792,333

Oil & Gas Services - 0.2%
Halliburton Co.		3,307	74,077

Packaging & Containers - 0.2%
Packaging Corp. of America		319	61,806

Pharmaceuticals - 4.5%
AbbVie, Inc.		1,392	263,116
Becton Dickinson & Co.		522	93,046
Cencora, Inc.		377	107,852
CVS Health Corp.		928	57,629
Eli Lilly & Co.		556	411,479
Johnson & Johnson		2,035	335,246
McKesson Corp.		145	100,563
Merck & Co., Inc.		2,233	174,442
Pfizer, Inc.		5,626	131,030
			1,674,403

Pipelines - 0.5%
Cheniere Energy, Inc.		348	82,086
Kinder Morgan, Inc.		3,248	91,139
Venture Global, Inc. - Class A		1,425	21,845
			195,070

Retail - 4.6%
Carvana Co. (a)		87	33,945
Costco Wholesale Corp.		348	326,995
Ferguson Enterprises, Inc.		355	79,282
Home Depot, Inc.		841	309,076
Lowe's Cos., Inc.		696	155,605
McDonald's Corp.		703	210,949
Ross Stores, Inc.		726	99,128
Starbucks Corp.		1,102	98,254
Ulta Beauty, Inc. (a)		87	44,806
Walmart, Inc.		3,452	338,227
			1,696,267

Semiconductors - 12.3%
Advanced Micro Devices, Inc. (a)		1,306	230,261
Broadcom, Inc.		2,989	877,869
Entegris, Inc.		871	68,339
GLOBALFOUNDRIES, Inc. (a)		93	3,477
Intel Corp.		3,393	67,181
KLA Corp.		175	153,830
Marvell Technology, Inc.		783	62,930
Micron Technology, Inc.		870	94,952
NVIDIA Corp.		15,315	2,724,079
QUALCOMM, Inc.		960	140,890
Texas Instruments, Inc.		870	157,522
			4,581,330

Software - 12.0%
Adobe, Inc. (a)		348	124,476
AppLovin Corp. - Class A (a)		174	67,982
Atlassian Corp. - Class A (a)		174	33,370
Bentley Systems, Inc. - Class B		435	25,221
Broadridge Financial Solutions, Inc.		291	72,025
Cloudflare, Inc. - Class A (a)		291	60,435
Datadog, Inc. - Class A (a)		268	37,515
HubSpot, Inc. (a)		59	30,659
Intuit, Inc.		204	160,167
Microsoft Corp.		4,785	2,552,798
MicroStrategy, Inc. - Class A (a)		154	61,887
MongoDB, Inc. (a)		116	27,595
Oracle Corp.		1,277	324,064
Palantir Technologies, Inc. - Class A (a)		1,421	225,015
ROBLOX Corp. - Class A (a)		522	71,926
Salesforce, Inc.		812	209,764
Samsara, Inc. - Class A (a)		262	9,964
ServiceNow, Inc. (a)		174	164,103
Snowflake, Inc. - Class A (a)		261	58,334
SS&C Technologies Holdings, Inc.		580	49,578
Veeva Systems, Inc. - Class A (a)		232	65,934
Zoom Communications, Inc. - Class A (a)		435	32,212
			4,465,024

Telecommunications - 1.9%
Arista Networks, Inc. (a)		870	107,201
AT&T, Inc.		7,308	200,312
Cisco Systems, Inc.		3,800	258,704
T-Mobile US, Inc.		580	138,278
Ubiquiti, Inc.		6	2,613
			707,108

Transportation - 0.5%
CSX Corp.		3,915	139,139
Expeditors International of Washington, Inc.		551	64,048
			203,187
TOTAL COMMON STOCKS (Cost $32,948,450)			34,390,498

PURCHASED OPTIONS - 4.4%(a)	Notional Amount	Contracts	Value
Put Options - 4.4%			$–
S&P 500 Index (c)(d)(e)		–	$–
Expiration: 09/30/2025; Exercise Price: $6,410.00	$ 8,875,146	14	$175,952
Expiration: 12/31/2025; Exercise Price: $6,400.00	9,509,085	15	331,200
Expiration: 03/31/2026; Exercise Price: $6,400.00	8,875,146	14	392,350
Expiration: 06/30/2026; Exercise Price: $6,800.00	9,509,085	15	725,550
TOTAL PURCHASED OPTIONS (Cost $2,435,668)			1,625,052

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.5%		Shares	Value
REITS - 1.5%
Alexandria Real Estate Equities, Inc.		813	62,138
Invitation Homes, Inc.		2,553	78,249
Mid-America Apartment Communities, Inc.		612	87,167
Realty Income Corp.		1,973	110,744
SBA Communications Corp.		319	71,686
Sun Communities, Inc.		522	64,744
VICI Properties, Inc.		3,074	100,212
			574,940
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $590,766)			574,940

TOTAL INVESTMENTS - 98.4% (Cost $35,974,884)			36,590,490
Money Market Deposit Account - 1.7% (f)			625,609
Liabilities in Excess of Other Assets - (0.1)%			(38,298)
TOTAL NET ASSETS - 100.0%			$37,177,801
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.20%.

Innovator Equity Managed 100 Buffer ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)%
S&P 500 Index (a)(b)		–	$–
Expiration: 08/04/2025; Exercise Price: $6,450.00	$(11,410,902)	(18)	$(2,790)
Expiration: 08/08/2025; Exercise Price: $6,510.00	(12,044,841)	(19)	(3,553)
Expiration: 08/13/2025; Exercise Price: $6,470.00	(11,410,902)	(18)	(30,780)
TOTAL WRITTEN OPTIONS (Premiums received $78,735)			$(37,123)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Innovator Equity Managed 100 Buffer ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$34,390,498	$–	$–	$34,390,498
Purchased Options	1,625,052	–	–	1,625,052
Real Estate Investment Trusts - Common	574,940	–	–	574,940
Total Investments	$34,965,438	$1,625,052	$–	$36,590,490

Liabilities:
Investments:
Written Options	$(37,123)	$–	$–	$(37,123)
Total Investments	$(37,123)	$–	$–	$(37,123)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings as of July 31, 2025 (% of Net Assets)

Common Stocks	$34,390,498	92.5%
Purchased Options	1,625,052	4.4
Real Estate Investment Trusts - Common	574,940	1.5
Written Options	(37,123)	(0.1)
Money Market Deposit Account	625,609	1.7
Liabilities in Excess of Other Assets	(1,175)	0.0 (a)
	$37,177,801	100.0%

(a)	Represents less than 0.05% of net assets.